DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details 3) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Unamortized discount
Fair Value	$ 23,205,354	$ 8,612,753
Non Agency [Member]
Face Value	106,674,886	38,320,365
Unamortized premium	0	0
Unamortized discount
Designated credit reserve	(16,904,123)	(12,929,231)
Net, unamortized	(26,009,442)	(6,721,749)
Amortized Cost	63,761,321	18,669,385
Gross unrealized gains	2,042,807	3,950,157
Fair Value	$ 65,804,128	$ 22,619,542